Average Annual Total Returns (Balanced Portfolio Annuity)	Balanced Portfolio Balanced Portfolio - Balanced Portfolio 1/1/2014 - 12/31/2014	Composite Stock Bond Index Balanced Portfolio Balanced Portfolio - Balanced Portfolio 1/1/2014 - 12/31/2014	Standard & Poor's 500 Index Balanced Portfolio Balanced Portfolio - Balanced Portfolio 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.84%	11.36%	13.69%
Five Years	11.28%	12.16%	15.45%
Ten Years	8.01%	6.99%	7.67%